Share Based Compensation - Schedule of Restricted Shares (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2025 shares
Schedule of Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested Beginning
Number of nonvested restricted shares, Granted	5,353
Number of nonvested restricted shares, Vested	(5,353)
Number of nonvested restricted shares, Unvested Ending